S000091548 [Member] Expense Example - S000091548 [Member] - C000259219 [Member]	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	$ 917